Schedule of investments
Delaware Tax–Free Oregon Fund	September 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.12%
Education Revenue Bonds — 8.01%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	$ 542,652
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	449,090
Series A 144A 5.00% 6/15/49 #	500,000	415,520
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	382,060
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	764,040
Series A 5.00% 4/1/45	1,000,000	1,006,490
		3,559,852
Electric Revenue Bonds — 1.19%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/44	250,000	238,625
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	60,600
Series TT 5.00% 7/1/32 ‡	380,000	95,950
Series XX 5.25% 7/1/40 ‡	535,000	135,087
		530,262
Healthcare Revenue Bonds — 14.98%
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	435,945
Oregon Health & Science University Revenue
(Green Bonds) Series A 4.00% 7/1/51	845,000	736,037
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	650,000	621,056
(Samaritan Health Services Project) Series A 5.00% 10/1/40	750,000	738,825
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/47	865,000	631,442
(Salem Health Projects)
Series A 4.00% 5/15/41	870,000	751,062
Series A 4.00% 5/15/49	810,000	667,375
Series A 5.00% 5/15/39	450,000	453,159
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Schedule of investments
Delaware Tax–Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	$ 93,522
5.00% 7/1/41	535,000	496,148
5.00% 7/1/47	500,000	441,645
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	840,000	595,955
		6,662,171
Housing Revenue Bond — 0.68%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	300,000	300,690
		300,690
Industrial Development Revenue/Pollution Control Revenue Bond — 1.70%
Children's Trust Fund Revenue
(Asset-Backed) Series A 0.564% 5/15/57 ^	12,000,000	757,200
		757,200
Local General Obligation Bonds — 21.07%
Boardman, Oregon
(Green Bonds) 2.125% 6/15/45 (BAM)	500,000	291,305
Clackamas & Washington Counties School District No. 3
Series A 1.779% 6/15/35 ^	1,250,000	701,237
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	250,000	256,768
Columbia County School District No. 502
5.00% 6/15/36	575,000	596,350
Eugene, Oregon
(Parks & Recreation Facility Projects) Series A 5.00% 6/1/42	335,000	355,167
Jackson County School District No. 5 Ashland
4.00% 6/15/37	350,000	339,304
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,065,700
Medford, Oregon
Series A 2.00% 6/1/33	350,000	272,850
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Multnomah County School District No. 40
Series A 5.157% 6/15/51 ^	5,000,000	$ 1,084,150
Multnomah-Clackamas Counties Centennial School District No. 28JT
4.00% 6/15/38	1,050,000	976,542
Newport, Oregon
Series B 12.101% 6/1/29 (AGC) ^	1,225,000	961,159
Portland, Oregon
(Portland Building Project) Series B 5.00% 6/15/34	500,000	529,415
(Transportation Projects) Series A 3.00% 10/1/33	300,000	263,430
Salem-Keizer School District No. 24J
5.00% 6/15/33	500,000	528,000
Series B 5.00% 6/15/30	525,000	572,423
Washington-Multnomah Counties Beaverton School District No. 48J
(Current Interest Bonds) Series B 5.00% 6/15/52	560,000	572,499
		9,366,299
Pre-Refunded Bonds — 5.46%
Marion County School District No. 103 Woodburn
5.00% 6/15/35-25 §	500,000	510,440
Multnomah County Hospital Facility Authority
(Mirabella at South Waterfront Project) Series A 5.40% 10/1/44-24 §	900,000	911,565
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	1,006,950
		2,428,955
Special Tax Revenue Bonds — 16.14%
Commonwealth of Puerto Rico Revenue
0.01% 11/1/51 •	1,067,007	440,140
(Subordinate) Series C 3.653% 11/1/43 •	509,939	265,169
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	1,446,463	1,171,635
Oregon State Bond Bank Revenue
(Oregon Business Development Department) Series A 5.00% 1/1/32	250,000	255,672
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Schedule of investments
Delaware Tax–Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Oregon State Department Administrative Services Lottery Revenue
Series A 5.00% 4/1/41	580,000	$ 610,415
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.563% 7/1/46 ^	1,255,000	325,083
Series A-1 6.263% 7/1/51 ^	1,939,000	361,643
(Restructured) Series A-1 4.75% 7/1/53	2,325,000	2,061,252
Tri-County Metropolitan Transportation District of Oregon Revenue
Series A 5.00% 9/1/38	500,000	522,660
(Sustainability Bonds)
Series A 3.00% 9/1/37	255,000	209,092
Series A 4.00% 9/1/41	795,000	727,886
(Unrefunded) Series A 4.00% 9/1/40	245,000	227,507
		7,178,154
State General Obligation Bonds — 7.84%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	250,000	201,720
Series A-1 4.00% 7/1/46	250,000	193,530
Oregon State
(Article XI-M and XI-N Seismic Grant Programs) Series C 5.00% 6/1/41	650,000	686,127
(Article XI-Q State Projects)
Series A 5.00% 5/1/41	500,000	530,345
Series A 5.00% 5/1/44	500,000	516,025
Series A 5.25% 5/1/45	1,000,000	1,068,510
(Higher Education) Series F 5.00% 8/1/43	275,000	287,551
		3,483,808
Transportation Revenue Bonds — 14.10%
Oregon State Department of Transportation Revenue
(Senior Lien) Series A 5.25% 11/15/47	1,000,000	1,056,720
(Subordinate)
Series A 4.00% 11/15/38	300,000	289,740
Series A 5.00% 11/15/35	500,000	533,055
Series A 5.00% 11/15/39	400,000	420,308
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Portland Oregon Airport Revenue
Series 24B 5.00% 7/1/42 (AMT)	500,000	$ 496,145
Series 28 4.00% 7/1/47 (AMT)	555,000	475,452
Series 28 5.00% 7/1/52 (AMT)	250,000	247,835
(Green Bonds) Series 29 5.50% 7/1/53 (AMT)	1,500,000	1,557,570
Puerto Rico Highway & Transportation Authority Revenue
(Restructured)
Series A 5.00% 7/1/62	1,000,000	957,500
Series C 0.000% 7/1/53 ~	375,000	232,969
		6,267,294
Water & Sewer Revenue Bonds — 5.95%
Eugene, Oregon Water Utility System Revenue
5.00% 8/1/52	500,000	515,360
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	506,085
Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/42	1,000,000	1,052,090
Series A 5.00% 12/1/47	550,000	570,812
		2,644,347
Total Municipal Bonds (cost $46,737,442)		43,179,032

Short-Term Investments — 1.58%
Variable Rate Demand Note — 1.58%¤
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 4.55% 8/1/34 (LOC - TD Bank N.A.)	700,000	700,000
Total Short-Term Investments (cost $700,000)		700,000
Total Value of Securities—98.70% (cost $47,437,442)		43,879,032

Receivables and Other Assets Net of Liabilities—1.30%		580,181
Net Assets Applicable to 3,896,627 Shares Outstanding—100.00%		$44,459,213
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
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Schedule of investments
Delaware Tax–Free Oregon Fund   (Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $864,610, which represents 1.94% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2023.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2023.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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